Cash and cash equivalents (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Petty cash	₽ 312	₽ 448
Bank balances	6,745,864	6,320,570
Call deposits	2,602,515	202,210
Total cash and cash equivalents	₽ 9,348,691	₽ 6,523,228	₽ 3,367,610	₽ 2,089,215